Average Annual Total Returns - BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged)	May 01, 2021
Class I
Average Annual Return:
1 Year	11.74%
Since Inception	10.12%
Inception Date	Mar. 29, 2019
Class IS
Average Annual Return:
1 Year	11.94%
Since Inception	10.25%
Inception Date	Mar. 29, 2019
Class IS | After Taxes on Distributions
Average Annual Return:
1 Year	8.95%
Since Inception	7.64%
Class IS | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.00%
Since Inception	6.72%